SHARE-BASED PAYMENT - Option activity (Details) - Options incentive Plan $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2023 USD ($) shares $ / shares	Jun. 30, 2022 USD ($) shares $ / shares	Jun. 30, 2021 USD ($) shares $ / shares
SHARE-BASED PAYMENTS
Number of options, at the beginning of the year | shares	1,091,935	1,166,667	1,200,000
Number of options, granted during the year | shares		93,600
Number of options, assumed for business combination | shares	136,976
Number of options, exercised during the year | shares	(140,943)	(168,332)	(33,333)
Number of options, effective at the end of the year | shares	1,087,968	1,091,935	1,166,667
Weighted average exercise price, at the beginning of the year | $ / shares	$ 4.63	$ 4.55	$ 4.55
Weighted average exercise price, assumed for business combination | $ / shares	11.83
Weighted average exercise price, granted during the year | $ / shares		5.55
Weighted average exercise price, exercised during the year | $ / shares	5.75	4.55	4.55
Weighted average exercise price, effective at the end of the year | $ / shares	$ 3.61	$ 4.63	$ 4.55
Charges accounted | $	$ 3.4	$ 0.3	$ 0.7